Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity Series Long-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Long-Term Treasury Bond Index Fund
Class Name	Fidelity® Series Long-Term Treasury Bond Index Fund
Trading Symbol	FTLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Long-Term Treasury Bond Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Long-Term Treasury Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 7, 2016 through February 28, 2025. Initial investment of $10,000. Fidelity® Series Long-Term Treasury Bond Index Fund $10,000 $8,704 $8,694 $9,028 $11,908 $11,138 $11,026 $8,361 $8,130 $8,409 Bloomberg U.S. Long Treasury Bond Index $10,000 $8,712 $8,705 $9,052 $11,917 $11,199 $11,082 $8,413 $8,175 $8,455 Bloomberg U.S. Aggregate Bond Index $10,000 $9,767 $9,816 $10,127 $11,310 $11,467 $11,164 $10,078 $10,414 $11,018 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Long-Term Treasury Bond Index Fund 3.44% -6.72% -1.98% Bloomberg U.S. Long Treasury Bond Index 3.43% -6.63% -1.92% Bloomberg U.S. Aggregate Bond Index 5.81% -0.52% 1.13% A From July 7, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,043,304,482
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$21,043,304,482
Number of Holdings	89
Total Advisory Fee	$0
Portfolio Turnover	18%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 9.4 2 - 2.99% 34.6 3 - 3.99% 28.5 4 - 4.99% 25.9 5 - 5.99% 0.6 U.S. Treasury Obligations 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 99.0 US Treasury Notes 0.0 99.0
Fidelity Intermediate Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Treasury Bond Index Fund
Class Name	Fidelity® Intermediate Treasury Bond Index Fund
Trading Symbol	FUAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Treasury Bond Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Treasury Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® Intermediate Treasury Bond Index Fund $10,000 $10,435 $10,227 $10,104 $10,510 $11,868 $11,943 $11,632 $10,391 $10,639 $11,201 Bloomberg U.S. 5-10 Year Treasury Bond Index $10,000 $10,445 $10,249 $10,125 $10,547 $11,907 $11,989 $11,674 $10,431 $10,681 $11,246 Bloomberg U.S. Aggregate Bond Index $10,000 $10,150 $10,294 $10,346 $10,674 $11,921 $12,086 $11,766 $10,622 $10,976 $11,613 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Intermediate Treasury Bond Index Fund 5.29% -1.15% 1.14% Bloomberg U.S. 5-10 Year Treasury Bond Index 5.29% -1.14% 1.18% Bloomberg U.S. Aggregate Bond Index 5.81% -0.52% 1.51% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,639,471,831
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 2,291,360
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$6,639,471,831
Number of Holdings	43
Total Advisory Fee	$2,291,360
Portfolio Turnover	47%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 12.2 1 - 1.99% 14.3 2 - 2.99% 6.8 3 - 3.99% 17.1 4 - 4.99% 47.4 6 - 6.99% 1.5 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 97.8 US Treasury Bonds 1.5 99.3
Fidelity SAI Intermediate Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Intermediate Treasury Bond Index Fund
Class Name	Fidelity® SAI Intermediate Treasury Bond Index Fund
Trading Symbol	FSIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Intermediate Treasury Bond Index Fund for the period September 20, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Intermediate Treasury Bond Index Fund A	$ 1	0.03%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 2,878,536,736
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 361,766
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,878,536,736
Number of Holdings	48
Total Advisory Fee	$361,766
Portfolio TurnoverA	20%
A Amount not annualized
Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 11.8 1 - 1.99% 12.8 2 - 2.99% 6.4 3 - 3.99% 17.2 4 - 4.99% 49.7 5 - 5.99% 0.1 6 - 6.99% 1.3 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 97.9 US Treasury Bonds 1.4 99.3
Fidelity Short-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Treasury Bond Index Fund
Class Name	Fidelity® Short-Term Treasury Bond Index Fund
Trading Symbol	FUMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Treasury Bond Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Treasury Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® Short-Term Treasury Bond Index Fund $10,000 $10,169 $10,153 $10,118 $10,374 $11,003 $11,203 $10,944 $10,477 $10,899 $11,478 Bloomberg U.S. 1-5 Year Treasury Bond Index $10,000 $10,179 $10,180 $10,142 $10,407 $11,041 $11,242 $10,989 $10,521 $10,948 $11,532 Bloomberg U.S. Aggregate Bond Index $10,000 $10,150 $10,294 $10,346 $10,674 $11,921 $12,086 $11,766 $10,622 $10,976 $11,613 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Short-Term Treasury Bond Index Fund 5.31% 0.85% 1.39% Bloomberg U.S. 1-5 Year Treasury Bond Index 5.33% 0.87% 1.44% Bloomberg U.S. Aggregate Bond Index 5.81% -0.52% 1.51% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,002,761,033
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 952,645
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$3,002,761,033
Number of Holdings	104
Total Advisory Fee	$952,645
Portfolio Turnover	42%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 24.2 1 - 1.99% 18.6 2 - 2.99% 10.2 3 - 3.99% 11.4 4 - 4.99% 32.9 5 - 5.99% 0.4 6 - 6.99% 1.0 U.S. Treasury Obligations 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 97.3 US Treasury Bonds 1.4 98.7
Fidelity Long-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Long-Term Treasury Bond Index Fund
Class Name	Fidelity® Long-Term Treasury Bond Index Fund
Trading Symbol	FNBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Long-Term Treasury Bond Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Long-Term Treasury Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® Long-Term Treasury Bond Index Fund $10,000 $10,389 $9,914 $9,896 $10,286 $13,564 $12,707 $12,577 $9,546 $9,263 $9,585 Bloomberg U.S. Long Treasury Bond Index $10,000 $10,398 $9,932 $9,924 $10,320 $13,586 $12,768 $12,634 $9,591 $9,319 $9,639 Bloomberg U.S. Aggregate Bond Index $10,000 $10,150 $10,294 $10,346 $10,674 $11,921 $12,086 $11,766 $10,622 $10,976 $11,613 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Long-Term Treasury Bond Index Fund 3.48% -6.71% -0.42% Bloomberg U.S. Long Treasury Bond Index 3.43% -6.63% -0.37% Bloomberg U.S. Aggregate Bond Index 5.81% -0.52% 1.51% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,816,593,965
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 1,321,562
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$4,816,593,965
Number of Holdings	89
Total Advisory Fee	$1,321,562
Portfolio Turnover	18%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 15.2 2 - 2.99% 20.9 3 - 3.99% 32.9 4 - 4.99% 29.7 5 - 5.99% 0.2 U.S. Treasury Obligations 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 98.5 US Treasury Notes 0.4 98.9
Fidelity SAI U.S. Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Treasury Bond Index Fund
Class Name	Fidelity® SAI U.S. Treasury Bond Index Fund
Trading Symbol	FUTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI U.S. Treasury Bond Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Treasury Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 1, 2016 through February 28, 2025. Initial investment of $10,000. Fidelity® SAI U.S. Treasury Bond Index Fund $10,000 $9,911 $9,853 $10,171 $11,413 $11,374 $11,136 $10,012 $10,237 $10,745 Bloomberg U.S. Treasury Index $10,000 $9,930 $9,875 $10,194 $11,432 $11,418 $11,177 $10,050 $10,280 $10,789 Bloomberg U.S. Aggregate Bond Index $10,000 $10,179 $10,231 $10,555 $11,788 $11,951 $11,635 $10,504 $10,854 $11,484 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Treasury Bond Index Fund 4.96% -1.20% 0.80% Bloomberg U.S. Treasury Index 4.95% -1.15% 0.85% Bloomberg U.S. Aggregate Bond Index 5.81% -0.52% 1.55% A From March 1, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,584,727,765
Holdings Count | shares	213
Advisory Fees Paid, Amount	$ 5,445,108
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$9,584,727,765
Number of Holdings	213
Total Advisory Fee	$5,445,108
Portfolio Turnover	32%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 17.3 1 - 1.99% 30.1 2 - 2.99% 18.2 3 - 3.99% 13.6 4 - 4.99% 16.6 5 - 5.99% 0.4 6 - 6.99% 3.3 U.S. Treasury Obligations 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 75.7 US Treasury Bonds 23.8 99.5
Fidelity SAI Long-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Long-Term Treasury Bond Index Fund
Class Name	Fidelity® SAI Long-Term Treasury Bond Index Fund
Trading Symbol	FBLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Long-Term Treasury Bond Index Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Long-Term Treasury Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® SAI Long-Term Treasury Bond Index Fund $10,000 $10,802 $10,287 $10,284 $10,734 $14,229 $13,319 $13,205 $9,801 $9,418 $9,641 Bloomberg U.S. 20+ Year Treasury Bond Index $10,000 $10,812 $10,310 $10,320 $10,727 $14,204 $13,316 $13,209 $9,836 $9,446 $9,673 Bloomberg U.S. Aggregate Bond Index $10,000 $10,152 $10,296 $10,348 $10,676 $11,923 $12,088 $11,769 $10,624 $10,978 $11,616 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Long-Term Treasury Bond Index Fund 2.37% -7.49% -0.39% Bloomberg U.S. 20+ Year Treasury Bond Index 2.41% -7.40% -0.35% Bloomberg U.S. Aggregate Bond Index 5.81% -0.52% 1.61% A From October 8, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 08, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,057,894,366
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 1,247,766
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$3,057,894,366
Number of Holdings	39
Total Advisory Fee	$1,247,766
Portfolio Turnover	20%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 9.3 2 - 2.99% 37.6 3 - 3.99% 27.0 4 - 4.99% 25.4 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 99.3 99.3
Fidelity SAI Short-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Short-Term Treasury Bond Index Fund
Class Name	Fidelity® SAI Short-Term Treasury Bond Index Fund
Trading Symbol	FSSWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Short-Term Treasury Bond Index Fund for the period September 20, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Treasury Bond Index Fund A	$ 1	0.03%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 80,104,041
Holdings Count | shares	88
Advisory Fees Paid, Amount	$ 11,527
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$80,104,041
Number of Holdings	88
Total Advisory Fee	$11,527
Portfolio TurnoverA	32%
A Amount not annualized
Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 29.6 1 - 1.99% 18.4 2 - 2.99% 14.7 3 - 3.99% 4.8 4 - 4.99% 29.9 5 - 5.99% 0.6 6 - 6.99% 1.3 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 97.4 US Treasury Bonds 1.9 99.3